Share-Based and Other Non-Cash Compensation - Non-Employee Director Deferred Compensation Plan - Additional Information (Details) - Deferred Compensation Plan - shares	1 Months Ended
	Dec. 31, 2020	Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Deferred compensation, service period	3 years
Restricted stock units and restricted stock awards, deferred		0